EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2017	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2017	2016	2015	2017	2016

Canadian Natural Gas Pipelines
TQM	50.0%	11	12	12	68	71
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	87	92	85	641	597
Iroquois[2]	50.0%	59	54	51	280	309
Millennium[3]	47.5%	66	33	—	291	295
Pennant Midstream[3]	47.0%	11	6	—	228	246
Other	Various	17	29	26	92	93
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	66	(3)	—	399	255
TransGas	46.5%	(12)	—	5	—	28
Liquids Pipelines
Grand Rapids[5]	50.0%	17	(1)	—	996	876
Other[6]	Various	(20)	—	—	20	39
Energy
Bruce Power[7]	48.4%	434	293	249	2,987	3,356
Portlands Energy[8]	50.0%	31	33	30	301	313
ASTC Power Partnership	50.0%	—	(37)	(23)	—	—
Other	Various	6	3	5	63	66
		773	514	440	6,366	6,544

1
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company was US$115 million (2016 – US$116 million) due to the fair value assessment of assets at the time of acquisition.

2
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$41 million (2016 – US$48 million) due mainly to the fair value assessment of the assets at the time of acquisition.

3	Acquired as part of Columbia on July 1, 2016. Income from Equity investments reflects equity earnings from the date of acquisition.

4
TCPL has an ownership interest of 60.0 per cent in Sur de Texas, which as a jointly controlled entity applies the equity method of accounting. Income from equity investments includes amounts recorded in the Corporate segment.

5
Grand Rapids was placed in service in August 2017. At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $105 million (2016 – $86 million) due mainly to interest capitalized during construction and the fair value of guarantees.

6
Includes investments in Canaport Energy East Marine Terminal Limited Partnership and HoustonLink Pipeline Company LLC. At December 31, 2017, the Canaport Energy East Marine Terminal Limited Partnership investment was nil.

7
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $902 million (2016 – $942 million) due to the fair value assessment of assets at the time of acquisitions.

8
At December 31, 2017, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy was $73 million (2016 – $70 million) due mainly to interest capitalized during construction.

Summary of Financial Information of Equity Investments

year ended December 31	2017	2016	2015
(millions of Canadian $)

Income
Revenues	4,913	4,336	4,337
Operating and other expenses	(2,993)	(3,068)	(3,142)
Net income	1,636	1,080	1,046
Net income attributable to TCPL	773	514	440

at December 31	2017	2016
(millions of Canadian $)

Balance Sheet
Current assets	2,176	1,669
Non-current assets	17,869	15,853
Current liabilities	(1,577)	(1,120)
Non-current liabilities	(8,217)	(5,867)